(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
May 31, 2002


Merrill Lynch
International Equity
Fund


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch International Equity Fund
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH INTERNATIONAL EQUITY FUND


International
Stock Market
Performance


Total Return in US
Dollars* of Foreign Stock
Markets Representing the
Fund's Top Country Positions
For the Six-Month Period
Ended May 31, 2002



                                Percent of
Country                         Net Assets

Finland                           -26.9%
Spain                             - 1.4
Germany                             0.6
United Kingdom                      0.8
France                              1.4
Canada                              4.9
Japan                               6.4
Netherlands                         7.5
Australia                          10.6
Switzerland                        12.4


Source: Morgan Stanley Capital International World (Ex-US) Index.

*For the six-month period ended May 31, 2002, total investment return in US dollars for the Morgan Stanley Capital International
World (Ex-US) Index was -3.14%.



Merrill Lynch International Equity Fund, May 31, 2002


DEAR SHAREHOLDER


Fiscal Year in Review
The Fund's fiscal year ended May 31, 2002 was a poor period for returns in international stock markets as the Morgan Stanley Capital International World (Ex-US) Index posted a return of -9.43% (in US dollar terms). Following the terrorist attacks on September 11, 2001, the Index retreated to levels first seen in early 1994. Merrill Lynch International Equity Fund's Class A, Class B, Class C and Class D Shares had total returns of -8.82%, -9.76%, -9.79% and -8.96%, respectively for the same 12-month period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 - 6 of this report to shareholders.)

Financial markets worldwide were greatly affected by the terrible events of September 11, 2001. However, in retrospect, it appears that the devastation caused by the tragedy forced policy makers to adopt highly stimulatory economic policies to offset the massive loss of output and confidence that occurred. Most markets bottomed on September 21, just one week after the US financial markets reopened. Until September 11, markets continued the downward trend that began in March 2000, as economic and earnings prospects around the world steadily deteriorated when the technology bubble burst, leaving a trail of financial destruction and loss in its wake.

The Federal Reserve Board lowered interest rates, and US fiscal policy was loosened significantly in an effort to keep the US economy afloat. Markets rallied sharply in October and November 2001, led by the technology and telecommunications sectors, which were the worst performing sectors until September. From there, market indexes traded sideways but this masked a continuing trend of new economic sector underperformance and outperformance by old economic sectors such as paper, banks, food, and tobacco.

Since October 2001, emerging markets, especially in Asia, led the international equity market rally. South Korea, in particular, doubled from September 30, 2001 until May 31, 2002 (in US dollar terms). The improvement in expectations in the global economy since September combined with a dramatic improvement in the domestic economy and financial sectors. In general, Asian markets are presently valued more attractively than developed markets and have higher profitability and better growth prospects. Global investors have ignored these markets since the Asian crisis of 1998 but are currently rediscovering their attractions.

The impact of currency changes on the value of the Fund has been very detrimental in recent years, as the US dollar appreciated against all other major currencies. However, 2002 appears to be a turning point in the currency markets. Both US and overseas investors have reduced their holdings of US assets where both equities and corporate bonds delivered very poor returns, and have begun considering the attractions of other worldwide markets. As the US dollar falls, the dollar value of investments in international markets increases and this should be reflected positively in the value of the Fund.

For the year ended May 31, 2002, but mainly since September 2001, we reduced the Fund's scale of exposure to European markets and added to the Fund's position in emerging markets, particularly in Asia, but principally in South Korea, Taiwan and Thailand. Our weighting in Japan fluctuated during the year, finishing little changed, but this masks our reduction throughout the second half of 2001 as expectations of meaningful reform in Japan's economy were consistently disappointing. Since February 2002, when the Japanese market fell to levels first seen in 1983, we raised the Fund's exposure on the basis that the market had become too inexpensive even without economic reforms. At the macroeconomic level, this may be realistic, but on a company level, recent results showed that an increasing number of companies are giving greater attention to costs and considerations of shareholder value.


In Conclusion
We continue to manage the Fund in a manner that provides a relatively low volatility exposure to international equities, while at the same time seeking to deliver attractive returns. We believe that after 12 years of under-performing the US stock market, international equity markets are poised to generate better returns for US investors. Investors' lack of confidence in US equities, continued high valuations and various accounting and market scandals seem to indicate that a new bull market in US stocks is unlikely for some time. Meanwhile, overseas markets, particularly in the Pacific Basin, which have been forgotten for the last few years, are trading at a historically low level, and with relatively appealing valuations. In addition, the movement of the US dollar appears to offer the prospect of currency gains as well. A period of better relative performance from international equities seems likely to us in the coming months.

We thank you for your interest in Merrill Lynch International Equity Fund, and we look forward to reviewing our investment strategy with you again in our next report to shareholders.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Jeremy Beckwith)
Jeremy Beckwith
Vice President and Senior Portfolio Manager



July 10, 2002



PORTFOLIO INFORMATION (unaudited)


Worldwide
Investments as of
May 31, 2002

                                    Percent of
Ten Largest Equity Holdings         Net Assets

TotalFinaElf SA                         2.2%
BP Amoco PLC                            2.1
GlaxoSmithKline PLC                     1.6
Banco Santander Central
  Hispano SA                            1.5
Nokia Oyj (Series A)                    1.5
Nestle SA (Registered Shares)           1.5
Vodafone Group PLC                      1.4
Telefonica SA                           1.3
Unicredito Italiano SpA                 1.3
Credit Suisse Group                     1.3



                                    Percent of
Ten Largest Countries               Net Assets

Japan                                  21.6%
United Kingdom                         17.3
France                                  9.5
Switzerland                             5.7
Canada                                  5.6
Germany                                 4.7
Netherlands                             4.2
Finland                                 4.1
Spain                                   3.9
Australia                               3.6



                                    Percent of
Geographic Asset Mix*               Net Assets

Europe (Ex United Kingdom)             39.2%
Japan                                  21.6
United Kingdom                         17.3
Pacific Basin/Asia (Ex Japan)          11.9
North America                           5.9
Latin America                           0.4
South East Asia                         0.1

*Percent of net assets may not equal 100% and excludes the impact of futures.



Five Largest Industries             Percent of
(Equity Investments)                Net Assets

Banks                                  16.3%
Oil & Gas                               7.2
Pharmaceuticals                         6.0
Media                                   3.9
Diversified Financials                  3.5



Financial Futures Contracts

                                                       Percent of
Country                    Issue         Exchange      Net Assets

Australia              All Ordinaries     Sydney         (0.5%)
Japan                Taiwan MSCI Index    SIMEX           0.3
United Kingdom            FT-SEIDO        LIFFE           1.0
                                                        ------
                                                          0.8%
                                                        ======



Merrill Lynch International Equity Fund, May 31, 2002


PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder on October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

* Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Total Return
Based on a
$10,000
Investment


A line graph illustrating the growth of a $10,000 investment in ML International Equity Fund++ Class A and Class C Shares* compared to a similar investment in Morgan Stanley Capital International
World (Ex-US) Index++++. Values illustrated are as follows:


ML International Equity Fund++
Class A Shares*

Date                          Value

10/21/1994**                $ 9,475.00
May 1995                    $ 8,833.00
May 1996                    $10,290.00
May 1997                    $11,397.00
May 1998                    $10,711.00
May 1999                    $10,674.00
May 2000                    $12,911.00
May 2001                    $10,746.00
May 2002                    $ 9,798.00


ML International Equity Fund++
Class C Shares*

Date                          Value

10/21/1994**                $10,000.00
May 1995                    $ 9,264.00
May 1996                    $10,686.00
May 1997                    $11,724.00
May 1998                    $10,908.00
May 1999                    $10,744.00
May 2000                    $12,862.00
May 2001                    $10,603.00
May 2002                    $ 9,565.00


Morgan Stanley Capital International
World (Ex-US) Index++++

Date                          Value

10/21/1994**                $10,000.00
May 1995                    $10,019.00
May 1996                    $11,124.00
May 1997                    $12,041.00
May 1998                    $13,411.00
May 1999                    $13,931.00
May 2000                    $16,484.00
May 2001                    $13,654.00
May 2002                    $12,366.00



A line graph illustrating the growth of a $10,000 investment in ML International Equity Fund++ Class B and Class D Shares* compared to a similar investment in Morgan Stanley Capital International
World (Ex-US) Index++++. Values illustrated are as follows:


ML International Equity Fund++
Class B Shares*

Date                          Value

7/30/1993**                 $10,000.00
May 1994                    $11,440.00
May 1995                    $10,764.00
May 1996                    $12,423.00
May 1997                    $13,628.00
May 1998                    $12,673.00
May 1999                    $12,501.00
May 2000                    $14,955.00
May 2001                    $12,326.00
May 2002                    $11,123.00


ML International Equity Fund++
Class D Shares*

Date                          Value

7/30/1993**                 $ 9,475.00
May 1994                    $10,906.00
May 1995                    $10,349.00
May 1996                    $12,032.00
May 1997                    $13,295.00
May 1998                    $12,473.00
May 1999                    $12,386.00
May 2000                    $14,944.00
May 2001                    $12,402.00
May 2002                    $11,291.00


Morgan Stanley Capital International
World (Ex-US) Index++++

Date                          Value

7/30/1993**                 $10,000.00
May 1994                    $11,110.00
May 1995                    $11,683.00
May 1996                    $12,971.00
May 1997                    $14,040.00
May 1998                    $15,638.00
May 1999                    $16,244.00
May 2000                    $19,220.00
May 2001                    $15,921.00
May 2002                    $14,419.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++Merrill Lynch International Equity Fund invests in a diversified portfolio of equity securities of issuers located in countries other than the United States.
++++During the Fund's fiscal year ended May 31, 1999, the Fund's primary performance benchmark was changed from a Composite Index (based on the Financial Times/Standard & Poor's (FT/S&P)--Actuaries World (Ex-US) Index and the IFC Investables Index of emerging equity markets) to the Morgan Stanley Capital International World (Ex-US) Index, expressed in US dollar terms. This unmanaged market capitalization-weighted Index is comprised of a representative sampling of stocks in 21 countries (excluding the United States) and is widely used as a benchmark by internationally invested equity funds. The starting date for the Index in the Class A and Class C Shares' graph is from 10/21/94.



Average Annual
Total Return


                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 3/31/02                     -4.69%         -9.70%
Five Years Ended 3/31/02                   -1.58          -2.63
Inception (10/21/94) through 3/31/02       +0.33          -0.39

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**
Class B Shares*

One Year Ended 3/31/02                     -5.70%         -9.43%
Five Years Ended 3/31/02                   -2.59          -2.89
Inception (7/30/93) through 3/31/02        +1.15          +1.15

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**
Class C Shares*

One Year Ended 3/31/02                     -5.67%         -6.60%
Five Years Ended 3/31/02                   -2.61          -2.61
Inception (10/21/94) through 3/31/02       -0.70          -0.70

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.


                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class D Shares*

One Year Ended 3/31/02                     -4.96%         -9.95%
Five Years Ended 3/31/02                   -1.84          -2.90
Inception (7/30/93) through 3/31/02        +1.93          +1.30

*Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class D Shares (formerly Class A Shares) were offered at a higher than maximum sales charge. Thus, actual returns would have been somewhat lower than noted for the since inception period.)
**Assuming maximum sales charge.



Merrill Lynch International Equity Fund, May 31, 2002


PERFORMANCE DATA (concluded)


Recent
Performance
Results

                                                             6-Month          12-Month     Since Inception
As of May 31, 2002                                         Total Return     Total Return     Total Return
ML International Equity Fund Class A Shares*                   +2.24%           -8.82%          + 3.40%
ML International Equity Fund Class B Shares*                   +1.78            -9.76           +11.21
ML International Equity Fund Class C Shares*                   +1.68            -9.79           - 4.36
ML International Equity Fund Class D Shares*                   +2.12            -8.96           +19.16
Morgan Stanley Capital International World (Ex-US) Index**     +3.14            -9.43       +23.66/+44.20

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are from 10/21/94 for Class A & Class C Shares and from 7/30/93 for Class B & Class D
Shares.
**An unmanaged capitalization-weighted index comprised of a representative sampling of stocks in 21 countries, excluding the United States. Since inception total returns are for the periods from 10/31/94 and from 7/30/93, respectively.


SCHEDULE OF INVESTMENTS                                                                                     (in US dollars)

                                    Shares                                                                       Percent of
EUROPE         Industries            Held                    Investments                    Cost         Value   Net Assets
Finland        Communications       238,000  Nokia Oyj (Series A)                       $  4,214,831   $  3,402,160    1.5%
               Equipment

               Diversified          174,063  ++Sonera Oyj                                    797,373        648,882     0.3
               Telecommunication
               Services

               Machinery             24,900  Kone Corporation 'B'                            750,117        744,450     0.3

               Metals & Mining        5,170  AvestaPolarit Oyj                                22,609         25,359     0.0
                                     66,000  Outokumpu Oyj                                   595,092        725,783     0.3
                                                                                        ------------   ------------   -----
                                                                                             617,701        751,142     0.3

               Paper & Forest       147,000  Stora Enso Oyj 'R'                            1,861,966      2,142,537     1.0
               Products              42,000  UPM-Kymmene Oyj                               1,493,714      1,640,257     0.7
                                                                                        ------------   ------------   -----
                                                                                           3,355,680      3,782,794     1.7

                                             Total Investments in Finland                  9,735,702      9,329,428     4.1


France         Auto Components       37,000  Compagnie Generale des Etablissements
                                             Michelin 'B'                                  1,271,851      1,444,988     0.6

               Automobiles           30,000  PSA Peugeot Citroen                           1,222,732      1,583,638     0.7

               Banks                 36,000  Societe Generale 'A'                          2,198,067      2,446,932     1.1

               Beverages             10,000  Pernod Ricard                                   762,218        898,329     0.4

               Building Products      9,000  Compagnie de Saint Gobain                     1,344,213      1,597,653     0.7

               Energy Equipment &     5,500  Compagnie Francaise d'Etudes et de
               Service                       Construction (Technip SA)                       712,497        665,455     0.3

               Hotels,            1,100,000  ++Euro Disney S.C.A                             991,446        811,907     0.4
               Restaurants &
               Leisure

               IT Consulting &       18,000  Cap Gemini SA                                 1,292,057        886,277     0.4
               Services

               Media                 33,000  Societe Television Francaise 1                  890,811      1,011,286     0.4
                                     76,000  Vivendi Universal SA                          3,138,370      2,385,828     1.1
                                                                                        ------------   ------------   -----
                                                                                           4,029,181      3,397,114     1.5

               Multi-Utilities &     48,000  Suez SA                                       1,406,739      1,364,227     0.6
               Unregulated Power

               Oil & Gas             32,000  TotalFinaElf SA                               4,664,234      4,989,909     2.2

               Pharmaceuticals       21,000  Aventis SA                                    1,414,986      1,461,712     0.6

                                             Total Investments in France                  21,310,221     21,548,141     9.5


Germany        Banks                 17,000  Deutsche Bank AG (Registered Shares)          1,093,338      1,213,469     0.6

               Chemicals             18,000  Henkel KGaA                                   1,033,660      1,160,401     0.5

               Diversified           10,400  Marschollek, Lautenschlaeger und
               Financials                    Partner AG                                    1,026,724        417,819     0.2

               Diversified          145,000  Deutsche Telekom AG (Registered Shares)       2,493,658      1,608,070     0.7
               Telecommunication
               Services

               Industrial            15,000  Siemens AG                                      972,067        940,373     0.4
               Conglomerates

               Insurance             10,500  Allianz AG (Registered Shares)                2,747,946      2,334,816     1.0

               Multi-Utilities &     36,000  E.On AG                                       1,841,347      1,880,185     0.8
               Unregulated Power

               Software              10,000  SAP AG (Systeme, Anwendungen,
                                             Produkte in der Datenverarbeitung)            1,071,727      1,063,233     0.5

                                             Total Investments in Germany                 12,280,467     10,618,366     4.7


Greece         Banks                 50,000  Alpha Credit Bank                               876,350        731,557     0.3

                                             Total Investments in Greece                     876,350        731,557     0.3


Merrill Lynch International Equity Fund, May 31, 2002


SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)

EUROPE                              Shares                                                                       Percent of
(continued)    Industries            Held                    Investments                    Cost         Value   Net Assets
Ireland        Banks                120,000  Allied Irish Banks PLC                     $  1,380,293   $  1,670,528    0.7%

                                             Total Investments in Ireland                  1,380,293      1,670,528     0.7


Italy          Automobiles           75,000  Fiat SpA                                        930,625        896,928     0.4

               Banks                680,000  Intesa BCI SpA                                2,360,085      2,013,977     0.9
                                    650,000  Unicredito Italiano SpA                       2,819,036      2,902,870     1.3
                                                                                        ------------   ------------   -----
                                                                                           5,179,121      4,916,847     2.2

               Oil & Gas             55,000  ENI SpA                                         728,593        837,600     0.3

                                             Total Investments in Italy                    6,838,339      6,651,375     2.9


Netherlands    Banks                 53,000  ABN AMRO Holding NV                             816,851      1,024,525     0.5

               Chemicals             25,000  DSM NV                                        1,041,658      1,188,897     0.5

               Diversified           40,000  ++Fortis                                      1,022,445        904,402     0.4
               Financials            53,000  ING Groep NV                                  1,736,135      1,401,852     0.6
                                                                                        ------------   ------------   -----
                                                                                           2,758,580      2,306,254     1.0

               Electrical            55,000  Koninklijke (Royal) Philips
               Equipment                     Electronics NV                                1,483,292      1,713,226     0.8

               Oil & Gas             38,000  Royal Dutch Petroleum Company                 2,084,191      2,126,654     0.9

               Textiles, Apparel &   11,000  Gucci Group                                     846,879      1,092,477     0.5
               Luxury Goods

                                             Total Investments in the Netherlands          9,031,451      9,452,033     4.2

Norway         Energy             1,500,000  ++Kvaerner ASA 'A'                            1,510,222      1,684,909     0.7
               Equipment &
               Service


               Food Products         53,000  Orkla ASA 'A'                                   941,200      1,048,451     0.5

                                             Total Investments in Norway                   2,451,422      2,733,360     1.2


Spain          Banks                 37,500  Banco Popular Espanol SA                      1,457,477      1,644,952     0.7
                                    370,000  Banco Santander Central Hispano SA            3,220,689      3,418,884     1.5
                                                                                        ------------   ------------   -----
                                                                                           4,678,166      5,063,836     2.2

               Diversified          275,000  ++Telefonica SA                               3,769,362      2,911,045     1.3
               Telecommunication
               Services

               Electric Utilities    60,000  Endesa SA                                       917,101        930,563     0.4

                                             Total Investments in Spain                    9,364,629      8,905,444     3.9


Sweden         Commercial            48,000  Securitas AB 'B'                                923,540        911,807     0.4
               Services &
               Supplies

               Insurance            215,000  Skandia Forsakrings AB                          955,679      1,006,685     0.5

               Machinery             40,000  Atlas Copco AB 'A'                              950,137        956,987     0.4
                                     48,000  Volvo AB 'B'                                    869,132        892,093     0.4
                                                                                        ------------   ------------   -----
                                                                                           1,819,269      1,849,080     0.8

                                             Total Investments in Sweden                   3,698,488      3,767,572     1.7


Switzerland    Banks                 76,000  ++Credit Suisse Group                         2,870,002      2,806,102     1.3

               Food Products         14,000  Nestle SA (Registered Shares)                 3,030,290      3,399,923     1.5

               Insurance             15,500  ++Swiss Re (Registered Shares)                1,667,794      1,580,371     0.7

               Pharmaceuticals       60,000  Novartis AG (Registered Shares)               2,375,440      2,577,227     1.1
                                     31,000  Roche Holding AG                              2,181,325      2,488,033     1.1
                                                                                        ------------   ------------   -----
                                                                                           4,556,765      5,065,260     2.2

                                             Total Investments in Switzerland             12,124,851     12,851,656     5.7


Turkey         Equity Basket          9,000  MSCI Turkey OPALS 'B' (c)(f)                    690,210        545,940     0.3

                                             Total Investments in Turkey                     690,210        545,940     0.3


United         Aerospace &          160,000  BAE Systems PLC                                 746,678        898,990     0.4
Kingdom        Defense

               Banks                212,000  Barclays PLC                                  1,486,009      1,830,171     0.8
                                     93,000  HBOS PLC                                      1,061,610      1,125,362     0.5
                                    168,000  HSBC Holdings PLC                             2,101,878      2,089,450     0.9
                                    164,000  Lloyds TSB Group PLC                          1,667,757      1,775,740     0.8
                                     45,000  Northern Rock PLC                               418,239        474,406     0.2
                                     81,000  Royal Bank of Scotland Group PLC              2,021,121      2,358,532     1.1
                                                                                        ------------   ------------   -----
                                                                                           8,756,614      9,653,661     4.3

               Beverages            108,000  Diageo PLC                                    1,295,019      1,359,020     0.6

               Commercial           155,000  Hays PLC                                        448,603        375,347     0.2
               Services &           180,000  Shanks & McEwan Group PLC                       497,785        434,570     0.2
               Supplies                                                                 ------------   ------------   -----
                                                                                             946,388        809,917     0.4

               Construction          39,000  RMC Group PLC                                   408,454        413,720     0.2
               Materials

               Containers &          54,000  Rexam PLC                                       227,394        375,311     0.2
               Packaging

               Diversified          142,000  ++BT Group PLC                                  556,588        582,288     0.3
               Telecommunication
               Services

               Electric             250,000  British Energy PLC                              766,334        628,261     0.3
               Utilities             70,000  ++British Energy PLC (Deferred Shares)                0              1     0.0
                                                                                        ------------   ------------   -----
                                                                                             766,334        628,262     0.3

               Gas Utilities        400,000  Centrica PLC                                  1,276,797      1,217,382     0.5

               Health Care           75,000  Nycomed Amersham PLC                            741,825        683,131     0.3
               Equipment &
               Supplies

               Hotels,               75,000  J.D. Wetherspoon PLC                            404,127        388,150     0.2
               Restaurants &
               Leisure



Merrill Lynch International Equity Fund, May 31, 2002


SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)


EUROPE                              Shares                                                                       Percent of
(concluded)    Industries            Held                    Investments                    Cost         Value   Net Assets
United         IT Consulting &       75,000  Logica PLC                                 $    403,768   $    243,348    0.1%
Kingdom        Services
(concluded)
               Insurance             90,000  Prudential Corporation PLC                      973,795        877,701     0.4
                                     90,000  Royal & Sun Alliance Insurance
                                             Group PLC                                       370,555        385,846     0.2
                                                                                        ------------   ------------   -----
                                                                                           1,344,350      1,263,547     0.6

               Media                 67,000  Pearson PLC                                     812,015        829,861     0.3
                                     57,000  Reuters Group PLC                               388,281        389,072     0.2
                                     80,000  WPP Group PLC                                   820,120        833,439     0.4
                                                                                        ------------   ------------   -----
                                                                                           2,020,416      2,052,372     0.9

               Metals & Mining      600,000  ++Corus Group PLC                               764,389        772,570     0.3

               Oil & Gas            560,000  BP Amoco PLC                                  4,802,624      4,793,443     2.1
                                    180,000  Shell Transport & Trading Company             1,316,398      1,395,893     0.6
                                                                                        ------------   ------------   -----
                                                                                           6,119,022      6,189,336     2.7

               Pharmaceuticals       26,500  AstraZeneca Group PLC                         1,287,291      1,165,570     0.5
                                    180,000  ++GlaxoSmithKline PLC                         4,661,749      3,697,799     1.6
                                                                                        ------------   ------------   -----
                                                                                           5,949,040      4,863,369     2.1

               Real Estate           62,000  The British Land Company PLC                    423,810        553,382     0.2

               Specialty Retail     155,000  Kingfisher PLC                                  836,752        826,104     0.3
                                     40,000  Wolseley PLC                                    267,066        426,084     0.2
                                                                                        ------------   ------------   -----
                                                                                           1,103,818      1,252,188     0.5

               Tobacco               23,500  Imperial Tobacco Group PLC                      325,962        398,868     0.2

               Transportation        64,000  BAA PLC                                         535,126        575,916     0.3
               Infrastructure

               Wireless             530,000  ++The Carphone Warehouse PLC                    738,448        581,622     0.2
               Telecommunication    435,000  ++mm02 PLC                                      519,785        270,509     0.1
               Services           2,050,000  Vodafone Group PLC                            3,825,351      3,097,046     1.4
                                                                                        ------------   ------------   -----
                                                                                           5,083,584      3,949,177     1.7

                                             Total Investments in the United Kingdom      40,199,503     39,123,905    17.3


                                             Total Investments in Europe                 129,981,926    127,929,305    56.5


LATIN AMERICA

Brazil         Diversified           23,500  Telecomunicacoes Brasileiras SA--
               Telecommunication             Telebras (Preferred Block) (ADR)(a)             803,123        686,435     0.3
               Services

               Metals & Mining       44,000  Companhia Vale do Rio Doce, 0% due
                                             12/31/2049 (d)                                        0              0     0.0

                                             Total Investments in Brazil                     803,123        686,435     0.3


Mexico         Beverages             12,000  Panamerican Beverages, Inc. 'A'
                                             (US Registered Shares)                          219,340        217,680     0.1

                                             Total Investments in Mexico                     219,340        217,680     0.1


                                             Total Investments in Latin America            1,022,463        904,115     0.4


NORTH AMERICA

Canada         Aerospace & Defense   75,000  Bombardier Inc. 'B'                             553,352        685,700     0.3

               Banks                 30,000  Royal Bank of Canada                          1,054,955      1,150,524     0.5

               Chemicals             10,000  Potash Corporation of Saskatchewan Inc.         599,484        671,204     0.3

               Communications        27,000  ++Research In Motion Limited                    744,920        406,414     0.2
               Equipment

               Electronic            27,000  ++Celestica Inc.                                835,479        793,390     0.4
               Equipment &
               Instruments

               Energy                23,000  ++Precision Drilling Corporation                569,338        865,510     0.4
               Equipment &
               Service

               Media                 55,000  ++Rogers Communications, Inc. 'B'               856,816        615,870     0.3

               Metals & Mining       90,000  ++Inco Limited                                2,030,790      2,046,793     0.9

               Multiline Retail     130,000  Hudson's Bay Company                          1,308,417      1,233,639     0.5

               Oil & Gas             40,000  Suncor Energy, Inc.                             660,501        702,618     0.3
                                     15,000  Talisman Energy Inc.                            546,841        666,852     0.3
                                                                                        ------------   ------------   -----
                                                                                           1,207,342      1,369,470     0.6

               Paper & Forest       100,000  Domtar, Inc.                                  1,122,201      1,171,466     0.5
               Products

               Pharmaceuticals       15,000  ++Biovail Corporation                           712,212        488,383     0.2

               Road & Rail           52,000  CP Railway Limited                              966,262      1,182,592     0.5

                                             Total Investments in Canada                  12,561,568     12,680,955     5.6


United         Closed End            44,303  iShares MSCI Brazil (Free) Index Fund           524,548        535,623     0.3
States         Investment Fund

                                             Total Investments in the United States          524,548        535,623     0.3


                                             Total Investments in North America           13,086,116     13,216,578     5.9



Merrill Lynch International Equity Fund, May 31, 2002


SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)

PACIFIC BASIN/                      Shares                                                                       Percent of
ASIA           Industries            Held                    Investments                    Cost         Value   Net Assets
Australia      Airlines             400,000  Qantas Airways Limited                     $    945,779  $   1,034,831    0.4%

               Containers &         230,000  Amcor Limited                                   758,865      1,178,337     0.5
               Packaging

               Health Care          350,000  Sonic Healthcare Limited                        994,011      1,050,115     0.5
               Providers &
               Services

               Media                450,000  John Fairfax Holdings Limited                   927,509        909,440     0.4

               Metals & Mining      950,000  ++Lihir Gold Limited                            649,264        833,582     0.4
                                  1,350,000  M.I.M. Holdings Limited                         817,619        924,724     0.4
                                    140,000  WMC Limited                                     721,306        766,386     0.3
                                                                                        ------------   ------------   -----
                                                                                           2,188,189      2,524,692     1.1

               Multiline Retail     180,000  Coles Myer Limited                              744,668        676,603     0.3

               Real Estate          140,000  Lend Lease Corporation Limited                  838,797        818,694     0.4

                                             Total Investments in Australia                7,397,818      8,192,712     3.6


China          Wireless             310,000  ++China Mobile (Hong Kong) Limited              879,379        979,692     0.4
               Telecommunication     16,000  ++China Mobile (Hong Kong) Limited
               Services                      (ADR)(a)                                        277,586        252,000     0.1

                                             Total Investments in China                    1,156,965      1,231,692     0.5


Hong Kong      Electrical           600,000  Johnson Electric Holdings Limited               704,249        823,087     0.4
               Equipment

               Industrial           200,000  Citic Pacific Limited                           444,335        452,570     0.2
               Conglomerates

               Real Estate          150,000  Cheung Kong (Holdings) Ltd.                   1,667,612      1,389,441     0.6
                                    130,000  Sun Hung Kai Properties Ltd.                  1,119,909      1,020,846     0.5
                                                                                        ------------   ------------   -----
                                                                                           2,787,521      2,410,287     1.1

               Specialty Retail     850,000  Giordano International Limited                  569,287        504,013     0.2

                                             Total Investments in Hong Kong                4,505,392      4,189,957     1.9


Indonesia      Diversified           50,000  PT Telekomunikasi Indonesia (ADR)(a)            317,333        459,000     0.2
               Telecommunication
               Services

                                             Total Investments in Indonesia                  317,333        459,000     0.2


Japan          Air Freight &         88,000  Yamato Transport Co., Ltd.                    1,663,207      1,737,239     0.8
               Logistics

               Automobiles           55,000  Fuji Heavy Industries, Ltd.                     263,977        265,018     0.1
                                     85,000  Nissan Motor Co., Ltd.                          556,871        603,400     0.3
                                     66,200  Toyota Motor Corporation                      2,214,438      1,808,291     0.8
                                                                                        ------------   ------------   -----
                                                                                           3,035,286      2,676,709     1.2

               Banks                137,000  The Gunma Bank Ltd.                             640,822        598,316     0.3

               Beverages            100,000  Asahi Breweries Limited                       1,021,481        953,225     0.4

               Chemicals            178,000  Asahi Chemical Industry Co., Ltd.               903,992        655,461     0.3
                                    100,000  Kaneka Corporation                              819,646        684,904     0.3
                                     30,400  Shin-Etsu Chemical Co., Ltd.                  1,145,198      1,224,769     0.5
                                    362,000  ++Showa Denko K.K.                              498,071        638,798     0.3
                                                                                        ------------   ------------   -----
                                                                                           3,366,907      3,203,932     1.4

               Closed End            24,000  Atlantis Japan Growth Fund                      272,100        234,000     0.1
               Investment Fund

               Commercial            36,100  Sanix Incorporated                            1,105,011      1,026,816     0.5
               Services &
               Supplies

               Computers &          191,000  ++Toshiba Corporation                           841,994        807,985     0.4
               Peripherals

               Diversified           30,800  Promise Co., Ltd.                             1,709,360      1,707,457     0.8
               Financials           238,000  The Sumitomo Trust and Banking Co., Ltd.      1,416,570      1,336,658     0.6
                                     24,280  Takefuji Corporation                          2,006,327      1,657,077     0.7
                                                                                        ------------   ------------   -----
                                                                                           5,132,257      4,701,192     2.1

               Diversified              195  Nippon Telegraph & Telephone
               Telecommunication             Corporation (NTT)                               923,424        890,899     0.4
               Services

               Electronic            219,000 Hitachi Ltd.                                  1,671,214      1,658,757     0.7
               Equipment &
               Instruments

               Food & Drug           63,200  Lawson Inc.                                   1,920,042      1,986,060     0.9
               Retailing

               Food Products         57,500  Katokichi Co., Ltd.                           1,181,092      1,060,997     0.5
                                     96,000  Nisshin Flour Milling Co., Ltd.                 537,680        701,599     0.3
                                                                                        ------------   ------------   -----
                                                                                           1,718,772      1,762,596     0.8

               Gas Utilities        381,000  Osaka Gas Co.                                   931,755        933,274     0.4

               Health Care           38,700  Fukuda Denshi Co., Ltd.                         766,188        947,971     0.4
               Equipment &
               Supplies

               Health Care           46,900  Suzuken Co., Ltd.                             1,194,214      1,114,822     0.5
               Providers &
               Services

               Hotels,               10,700  Oriental Land Co., Ltd.                         751,053        731,985     0.3
               Restaurants &
               Leisure

               Household             87,000  Sharp Corporation                             1,124,899      1,126,538     0.5
               Durables               7,700  Sony Corporation                                591,453        446,718     0.2
                                                                                        ------------   ------------   -----
                                                                                           1,716,352      1,573,256     0.7

               Household             50,000  Kao Corporation                               1,265,884      1,170,380     0.5
               Products

               Insurance            589,000  The Fuji Fire and Marine Insurance
                                             Company, Limited                                985,531        991,910     0.5
                                         53  ++Millea Holdings, Inc.                         406,347        456,952     0.2
                                                                                        ------------   ------------   -----
                                                                                           1,391,878      1,448,862     0.7



Merrill Lynch International Equity Fund, May 31, 2002


SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)

PACIFIC BASIN/
ASIA                               Shares                                                                        Percent of
(concluded)    Industries            Held                    Investments                    Cost         Value   Net Assets
Japan          Internet              51,100  Matsui Securities Co., Ltd.                $    725,972   $    700,795    0.3%
(concluded)
               Leisure               52,000  Fuji Photo Film                               1,730,538      1,634,100     0.7
               Equipment &           27,100  Square Co., Ltd.                                436,391        589,581     0.3
               Products                                                                 ------------   ------------   -----
                                                                                           2,166,929      2,223,681     1.0

               Machinery             96,000  Amada Co., Ltd.                                 487,991        515,177     0.2
                                     76,000  Tsubakimoto Chain Co.                           232,525        235,768     0.1
                                                                                        ------------   ------------   -----
                                                                                             720,516        750,945     0.3

               Media                    508  ++SKY Perfect Communications Inc.               475,646        503,477     0.2
                                     78,000  Toppan Printing Co., Ltd.                       767,888        869,844     0.4
                                                                                        ------------   ------------   -----
                                                                                           1,243,534      1,373,321     0.6

               Multiline Retail      73,300  Marui Co., Ltd.                               1,012,079      1,008,204     0.4

               Office Electronics    37,000  Canon, Inc.                                   1,335,270      1,425,084     0.6

               Oil & Gas            137,000  TonenGeneral Sekiyu K.K.                      1,040,298      1,177,866     0.5

               Paper & Forest            87  Nippon Unipac Holding                           457,581        490,714     0.2
               Products

               Pharmaceuticals       22,000  Fujisawa Pharmaceutical Co., Ltd.               481,252        553,080     0.2
                                     34,000  Takeda Chemical Industries, Ltd.              1,632,031      1,531,445     0.7
                                                                                        ------------   ------------   -----
                                                                                           2,113,283      2,084,525     0.9

               Real Estate           15,000  Goldcrest Co., Ltd.                             476,923        470,166     0.2
                                    150,000  Mitsubishi Estate Company, Limited            1,245,558      1,329,519     0.6
                                                                                        ------------   ------------   -----
                                                                                           1,722,481      1,799,685     0.8

               Road & Rail          222,000  Keisei Electric Railway Co., Ltd.               756,505        754,877     0.3

               Semiconductor          5,900  Rohm Company Ltd.                               725,256        869,038     0.4
               Equipment &
               Products

               Specialty Retail      40,400  Homac Corp.                                     276,853        334,971     0.2

               Textiles,             29,000  HIMIKO Co., Ltd.                                263,302        247,693     0.1
               Apparel &
               Luxury Goods

               Trading              157,000  Mitsubishi Corporation                        1,231,487      1,199,275     0.5
               Companies &
               Distributors

               Wireless                 193  KDDI Corporation                                521,136        687,370     0.3
               Telecommunication        604  NTT DoCoMo, Inc.                              1,872,272      1,635,260     0.7
               Services                                                                 ------------   ------------   -----
                                                                                           2,393,408      2,322,630     1.0

                                             Total Investments in Japan                   49,514,595     48,921,580    21.6


Malaysia       Closed End            70,000  ++iShares MSCI Malaysia                         387,271        415,100     0.2
               Investment Fund

                                             Total Investments in Malaysia                   387,271        415,100     0.2


New Zealand    Paper & Forest       560,000  Carter Holt Harvey Limited                      470,113        539,162     0.2
               Products

                                             Total Investments in New Zealand                470,113        539,162     0.2


Singapore      Banks                220,000  United Overseas Bank Ltd.                     1,448,187      1,809,838     0.8

               Industrial           450,000  Sembcorp Industries Limited                     397,834        357,603     0.2
               Conglomerates        103,000  Sembcorp Industries Limited
                                             (Warrants)(g)                                         0              1     0.0
                                                                                        ------------   ------------   -----
                                                                                             397,834        357,604     0.2

               Media                 45,000  Singapore Press Holdings Ltd.                   499,396        526,331     0.2

                                             Total Investments in Singapore                2,345,417      2,693,773     1.2


South Korea    Banks                 18,834  ++Kookmin Bank (ADR)(a)                         455,110        973,153     0.4
                                     93,653  ++Koram Bank (GDR)(b)                           930,583        913,117     0.4
                                                                                        ------------   ------------   -----
                                                                                           1,385,693      1,886,270     0.8

               Diversified           17,000  ++Samsung Securities Company Ltd.               490,870        539,308     0.2
               Financials

               Electric Utilities    90,000  Korea Electric Power Corporation (ADR)(a)       983,988      1,037,700     0.5

               Metals & Mining       42,000  POSCO (ADR)(a)                                  793,703      1,186,500     0.5

               Semiconductor          4,000  Samsung Electronics (GDR)(b)(f)                 419,825        564,400     0.3
               Equipment &
               Products

                                             Total Investments in South Korea              4,074,079      5,214,178     2.3


Taiwan         Semiconductor         48,000  ++Taiwan Semiconductor Manufacturing
               Equipment & Products          Company Ltd. (ADR)(a)                           832,922        795,840     0.4

                                             Total Investments in Taiwan                     832,922        795,840     0.4


Thailand       Banks                850,000  ++Bangkok Bank Public Company Limited
                                             'Foreign'                                     1,180,452      1,485,593     0.7

               Building Products     25,000  The Siam Cement Public Company Limited          589,221        560,935     0.2

               Equity Basket         18,000  MSCI Thailand OPALS (c)                       1,100,048      1,202,400     0.5

                                             Total Investments in Thailand                 2,869,721      3,248,928     1.4


                                             Total Investments in the Pacific
                                             Basin/Asia                                   73,871,626     75,901,922    33.5


SOUTH EAST ASIA

India          Chemicals                218  Reliance Industries Ltd.                          1,129          1,176     0.0

               Closed End            19,000  India Fund                                      196,922        181,450     0.1
               Investment Fund

                                             Total Investments in South East Asia            198,051        182,626     0.1



Merrill Lynch International Equity Fund, May 31, 2002


SCHEDULE OF INVESTMENTS (concluded)                                                                         (in US dollars)

SHORT-TERM                           Face                                                                        Percent of
SECURITIES                          Amount                      Issue                       Cost         Value   Net Assets
               Commercial      US$7,879,000  General Motors Acceptance Corp., 1.91%
               Paper*                        due 6/03/2002                              $  7,878,164   $  7,878,164    3.5%

                                             Total Investments in Commercial Paper         7,878,164      7,878,164     3.5


               US Government   US$  750,000  US Treasury Bills, 1.75% due 7/05/2002 (e)      748,760        748,890     0.3
               Obligations*

                                             Total Investments in US Government
                                             Obligations                                     748,760        748,890     0.3

                                             Total Investments in Short-Term
                                             Securities                                    8,626,924      8,627,054     3.8


               Total Investments                                                        $226,787,106    226,761,600   100.2
                                                                                        ============
               Variation Margin on Financial Futures Contracts**                                             11,175     0.0
               Liabilities in Excess of Other Assets                                                      (378,008)   (0.2)
                                                                                                       ------------  ------
               Net Assets                                                                              $226,394,767  100.0%
                                                                                                       ============  ======



(a)American Depositary Receipts (ADR).
(b)Global Depositary Receipts (GDR).
(c)Optimized Portfolio As Listed Securities (OPALS) are investments that are exchange quoted and provide an equivalent investment exposure to that of the specific Morgan Stanley Capital
International (MSCI) country index.
(d)Received through a bonus issue from Companhia Vale do Rio Doce.
As of May 31, 2002, the bonds have not commenced trading and the coupon rate has not been determined.
(e)All or a portion of security held as collateral in connection with open financial futures contracts.
(f)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(g)Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
++Non-income producing security.
*Commercial Paper and certain US Government Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
**Financial futures contracts sold as of May 31, 2002 were as follows:

Number of                                Expiration
Contracts    Issue         Exchange         Date          Value

  22     All Ordinaries     Sydney       June 2002     $  1,045,841
                                                       ------------
Total Financial Futures Contracts Sold
(Total Contract Price--$1,063,900)                     $  1,045,841
                                                       ============


Financial futures contracts purchased as of May 31, 2002 were as follows:

Number of                                Expiration
Contracts    Issue         Exchange         Date          Value


  27    Taiwan MSCIIndex    SIMEX        June 2002     $    684,180
  32        FT-SEIDO        LIFFE        June 2002        2,371,086
                                                       ------------
Total Financial Futures Contracts Purchased
(Total Contract Price--$3,135,378)                     $  3,055,266
                                                       ============


See Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES


                As of May 31, 2002
Assets:         Investments, at value (identified cost--$226,787,106)                                        $  226,761,600
                Receivables:
                   Securities sold                                                         $    5,435,334
                   Dividends                                                                      803,079
                   Beneficial interest sold                                                       274,828
                   Variation margin                                                                11,175         6,524,416
                                                                                           --------------
                Prepaid registration fees and other assets                                                           53,865
                                                                                                             --------------
                Total assets                                                                                    233,339,881
                                                                                                             --------------

Liabilities:    Payables:
                   Securities purchased                                                         5,547,573
                   Beneficial interest redeemed                                                   586,813
                   Custodian bank                                                                 405,855
                   Investment adviser                                                             129,984
                   Distributor                                                                     70,512         6,740,737
                                                                                           --------------
                Accrued expenses and other liabilities                                                              204,377
                                                                                                             --------------
                Total liabilities                                                                                 6,945,114
                                                                                                             --------------

Net Assets:     Net assets                                                                                   $  226,394,767
                                                                                                             ==============

Net Assets      Class A Shares of beneficial interest, $.10 par value, unlimited
Consist of:     number of shares authorized                                                                   $     817,571
                Class B Shares of beneficial interest, $.10 par value, unlimited
                number of shares authorized                                                                         510,814
                Class C Shares of beneficial interest, $.10 par value, unlimited
                number of shares authorized                                                                         186,492
                Class D Shares of beneficial interest, $.10 par value, unlimited
                number of shares authorized                                                                       1,267,890
                Paid-in capital in excess of par                                                                296,583,636
                Undistributed investment income--net                                       $      905,304
                Accumulated realized capital losses on investments and foreign
                currency transactions--net                                                   (73,815,194)
                Unrealized depreciation on investments and foreign currency
                transactions--net                                                                (61,746)
                                                                                           --------------
                Total accumulated losses--net                                                                  (72,971,636)
                                                                                                             --------------
                Net assets                                                                                   $  226,394,767
                                                                                                             ==============

Net Asset       Class A--Based on net assets of $67,054,062 and 8,175,706 shares of
Value:                   beneficial interest outstanding                                                     $         8.20
                                                                                                             ==============
                Class B--Based on net assets of $40,854,071 and 5,108,141 shares of
                         beneficial interest outstanding                                                     $         8.00
                                                                                                             ==============
                Class C--Based on net assets of $14,695,758 and 1,864,923 shares of
                         beneficial interest outstanding                                                     $         7.88
                                                                                                             ==============
                Class D--Based on net assets of $103,790,876 and 12,678,900 shares of
                         beneficial interest outstanding                                                     $         8.19
                                                                                                             ==============

See Notes to Financial Statements.


Merrill Lynch International Equity Fund, May 31, 2002


STATEMENT OF OPERATIONS


                For the Year Ended May 31, 2002
Investment      Dividends (net of $463,605 foreign withholding tax)                                          $    3,520,480
Income:         Interest                                                                                            288,368
                                                                                                             --------------
                Total income                                                                                      3,808,848
                                                                                                             --------------

Expenses:       Investment advisory fees                                                   $    1,503,741
                Account maintenance and distribution fees--Class B                                620,876
                Transfer agent fees--Class D                                                      200,021
                Account maintenance fees--Class D                                                 189,736
                Transfer agent fees--Class B                                                      183,361
                Account maintenance and distribution fees--Class C                                166,383
                Custodian fees                                                                    157,901
                Accounting services                                                               125,263
                Transfer agent fees--Class A                                                      118,178
                Professional fees                                                                 106,748
                Printing and shareholder reports                                                   72,829
                Registration fees                                                                  64,584
                Trustees' fees and expenses                                                        50,618
                Transfer agent fees--Class C                                                       47,402
                Other                                                                              19,992
                                                                                           --------------
                Total expenses                                                                                    3,627,633
                                                                                                             --------------
                Investment income--net                                                                              181,215
                                                                                                             --------------

Realized &      Realized gain (loss)on:
Unrealized         Investments--net                                                          (26,507,890)
Gain (Loss) on     Foreign currency transactions--net                                             991,523      (25,516,367)
Investments &                                                                              --------------
Foreign         Change in unrealized appreciation/depreciation on:
Currency           Investments--net                                                             7,211,042
Transactions--     Foreign currency transactions--net                                              51,369         7,262,411
Net:                                                                                       --------------    --------------
                Total realized and unrealized loss on investments and foreign
                currency transactions--net                                                                     (18,253,956)
                                                                                                             --------------
                Net Decrease in Net Assets Resulting from Operations                                         $ (18,072,741)
                                                                                                             ==============

See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              For the Year Ended May 31,
                Increase (Decrease) in Net Assets:                                              2002               2001
Operations:     Investment income (loss)--net                                              $      181,215    $    (783,243)
                Realized loss on investments and foreign currency transactions--net          (25,516,367)      (16,939,777)
                Change in unrealized appreciation/depreciation on investments and
                foreign currency transactions--net                                              7,262,411      (23,095,815)
                                                                                           --------------    --------------
                Net decrease in net assets resulting from operations                         (18,072,741)      (40,818,835)
                                                                                           --------------    --------------

Dividends &     Investment income--net:
Distributions      Class A                                                                      (199,044)                --
to                 Class D                                                                      (249,624)                --
Shareholders:   Realized gain on investments--net:
                   Class A                                                                      (365,798)                --
                   Class B                                                                      (925,574)                --
                   Class C                                                                      (206,374)                --
                   Class D                                                                      (618,054)                --
                In excess of realized gain on investments--net:
                   Class A                                                                             --         (234,151)
                   Class B                                                                             --       (1,041,387)
                   Class C                                                                             --         (240,967)
                   Class D                                                                             --         (295,877)
                                                                                           --------------    --------------
                Net decrease in net assets resulting from dividends and
                distributions to shareholders                                                 (2,564,468)       (1,812,382)
                                                                                           --------------    --------------

Beneficial      Net increase (decrease) in net assets derived from
Interest        beneficial interest transactions                                               66,995,761      (38,095,584)
Transactions:                                                                              --------------    --------------

Net Assets:     Total increase (decrease) in net assets                                        46,358,552      (80,726,801)
                Beginning of year                                                             180,036,215       260,763,016
                                                                                           --------------    --------------
                End of year*                                                               $  226,394,767    $  180,036,215
                                                                                           ==============    ==============

                *Undistributed (accumulated) investment income (loss)--net                 $     (90,993)    $      176,460
                                                                                           ==============    ==============

See Notes to Financial Statements.


Merrill Lynch International Equity Fund, May 31, 2002


FINANCIAL HIGHLIGHTS

The following per share data and ratios
have been derived from information                                                       Class A
provided in the financial statements.
                                                                                For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                          2002         2001         2000         1999         1998
Per Share       Net asset value, beginning of year            $    9.14    $   11.08    $    9.16    $    9.57    $   12.58
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net++                            .06          .05          .09          .13          .12
                Realized and unrealized gain (loss)
                on investments and foreign currency
                transactions--net                                 (.86)       (1.90)         1.83        (.18)       (1.08)
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                  (.80)       (1.85)         1.92        (.05)        (.96)
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends and distributions:
                   Investment income--net                         (.05)           --           --           --           --
                   Realized gain on investments--net              (.09)           --           --           --       (1.08)
                   In excess of realized gain on
                   investments--net                                  --        (.09)           --        (.36)        (.97)
                                                              ---------    ---------    ---------    ---------    ---------
                Total dividends and distributions                 (.14)        (.09)           --        (.36)       (2.05)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of year                  $    8.20    $    9.14    $   11.08    $    9.16    $    9.57
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share              (8.82%)     (16.77%)       20.96%       (.35%)      (6.02%)
Investment                                                    =========    =========    =========    =========    =========
Return:*

Ratios to       Expenses, excluding reorganization
Average         expenses                                          1.31%        1.26%        1.32%        1.33%        1.16%
Net Assets:                                                   =========    =========    =========    =========    =========
                Expenses                                          1.31%        1.29%        1.41%        1.33%        1.16%
                                                              =========    =========    =========    =========    =========
                Investment income--net                             .72%         .45%         .83%        1.54%        1.08%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of year (in thousands)        $  67,054    $  32,933    $  34,693    $  19,540    $  33,960
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              135.54%      154.99%      149.78%      132.43%      107.50%
                                                              =========    =========    =========    =========    =========



The following per share data and ratios
have been derived from information                                                       Class B
provided in the financial statements.
                                                                                For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                          2002         2001         2000         1999         1998
Per Share       Net asset value, beginning of year            $    8.96    $   10.97    $    9.17    $    9.62    $   12.42
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income (loss)--net++                   (.05)        (.07)        (.03)          .04       --++++
                Realized and unrealized gain (loss)
                on investments and foreign currency
                transactions--net                                 (.82)       (1.85)         1.83        (.19)       (1.04)
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                  (.87)       (1.92)         1.80        (.15)       (1.04)
                                                              ---------    ---------    ---------    ---------    ---------
                Less distributions:
                   Realized gain on investments--net              (.09)           --           --           --        (.93)
                   In excess of realized gain on
                   investments--net                                  --        (.09)           --        (.30)        (.83)
                                                              ---------    ---------    ---------    ---------    ---------
                Total distributions                               (.09)        (.09)           --        (.30)       (1.76)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of year                  $    8.00    $    8.96    $   10.97    $    9.17    $    9.62
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share              (9.76%)     (17.58%)       19.63%      (1.36%)      (7.01%)
Investment                                                    =========    =========    =========    =========    =========
Return:*

Ratios to       Expenses, excluding reorganization
Average         expenses                                          2.33%        2.30%        2.35%        2.39%        2.20%
Net Assets:                                                   =========    =========    =========    =========    =========
                Expenses                                          2.33%        2.33%        2.44%        2.39%        2.20%
                                                              =========    =========    =========    =========    =========
                Investment income (loss)--net                    (.60%)       (.65%)       (.26%)         .41%       (.01%)
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of year (in thousands)        $  40,854    $  97,211    $ 150,140    $ 144,681    $ 311,520
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              135.54%      154.99%      149.78%      132.43%      107.50%
                                                              =========    =========    =========    =========    =========



The following per share data and ratios
have been derived from information                                                       Class C
provided in the financial statements.
                                                                                For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                          2002         2001         2000         1999         1998
Per Share       Net asset value, beginning of year            $    8.83    $   10.81    $    9.03    $    9.49    $   12.26
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income (loss)--net++                   (.04)        (.07)        (.02)          .03       --++++
                Realized and unrealized gain (loss)
                on investments and foreign currency
                transactions--net                                 (.82)       (1.82)         1.80        (.19)       (1.02)
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                  (.86)       (1.89)         1.78        (.16)       (1.02)
                                                              ---------    ---------    ---------    ---------    ---------
                Less distributions:
                   Realized gain on investments--net              (.09)           --           --           --        (.92)
                   In excess of realized gain on
                   investments--net                                  --        (.09)           --        (.30)        (.83)
                                                              ---------    ---------    ---------    ---------    ---------
                Total distributions                               (.09)        (.09)           --        (.30)       (1.75)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of year                  $    7.88    $    8.83    $   10.81    $    9.03    $    9.49
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share              (9.79%)     (17.56%)       19.71%      (1.50%)      (6.96%)
Investment                                                    =========    =========    =========    =========    =========
Return:*

Ratios to       Expenses, excluding reorganization
Average         expenses                                          2.33%        2.29%        2.41%        2.40%        2.21%
Net Assets:                                                   =========    =========    =========    =========    =========
                Expenses                                          2.33%        2.32%        2.51%        2.40%        2.21%
                                                              =========    =========    =========    =========    =========
                Investment income (loss)--net                    (.50%)       (.66%)         .54%         .40%       (.01%)
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of year (in thousands)        $  14,696    $  20,987    $  33,999    $   6,328    $  14,717
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              135.54%      154.99%      149.78%      132.43%      107.50%
                                                              =========    =========    =========    =========    =========

*Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Amount is less than $.01 per share.

See Notes to Financial Statements.


Merrill Lynch International Equity Fund, May 31, 2002


FINANCIAL HIGHLIGHTS (concluded)

The following per share data and ratios
have been derived from information                                                       Class D
provided in the financial statements.
                                                                                For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                          2002         2001         2000         1999         1998
Per Share       Net asset value, beginning of year            $    9.13    $   11.10    $    9.20    $    9.63    $   12.59
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net++                            .03          .01          .06          .11          .09
                Realized and unrealized gain (loss)
                on investments and foreign currency
                transactions--net                                 (.84)       (1.89)         1.84        (.20)       (1.07)
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                  (.81)       (1.88)         1.90        (.09)        (.98)
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends and distributions:
                   Investment income--net                         (.04)           --           --           --           --
                   Realized gain on investments--net              (.09)           --           --           --       (1.04)
                   In excess of realized gain on
                   investments--net                                  --        (.09)           --        (.34)        (.94)
                                                              ---------    ---------    ---------    ---------    ---------
                Total dividends and distributions                 (.13)        (.09)           --        (.34)       (1.98)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of year                  $    8.19    $    9.13    $   11.10    $    9.20    $    9.63
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share              (8.96%)     (17.01%)       20.65%       (.70%)      (6.18%)
Investment                                                    =========    =========    =========    =========    =========
Return:*

Ratios to       Expenses, excluding reorganization
Average         expenses                                          1.57%        1.51%        1.57%        1.59%        1.42%
Net Assets:                                                   =========    =========    =========    =========    =========
                Expenses                                          1.57%        1.54%        1.66%        1.59%        1.42%
                                                              =========    =========    =========    =========    =========
                Investment income--net                             .40%         .14%         .55%        1.23%         .77%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of year (in thousands)        $ 103,791    $  28,905    $  41,931    $  35,210    $  67,689
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              135.54%      154.99%      149.78%      132.43%      107.50%
                                                              =========    =========    =========    =========    =========

*Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.

See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch International Equity Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.



Merrill Lynch International Equity Fund, May 31, 2002


NOTES TO FINANCIAL STATEMENTS (continued)


* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

* Interest rate swaps--The Fund is authorized to enter into equity swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities in circumstances in which direct investment is restricted by local law or is otherwise impractical.

* Options--The Fund is authorized to write and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Custodian Bank--The Fund recorded an amount payable to the Custodian Bank resulting from a timing difference of security transaction settlements.

(i) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $996,297 have been reclassified between accumulated net realized capital losses and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc., ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .75%, on an annual basis, of the average daily value of the Fund's net assets. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K., Ltd. ("MLAM U.K."), an affiliate of MLIM, pursuant to which MLIM pays MLAM U.K. a fee in an amount to be determined from time to time by MLIM and MLAM U.K. but in no event in excess of the amount that MLIM actually receives. For the year ended May 31, 2002, MLIM paid MLAM U.K. a fee of $89,077 pursuant to such Agreement.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                           Account         Distribution
                       Maintenance Fee          Fee

Class B                     .25%               .75%
Class C                     .25%               .75%
Class D                     .25%                 --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended May 31, 2002, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:


                             FAMD             MLPF&S

Class A                      $  61           $   632
Class D                      $ 394           $ 5,497


For the year ended May 31, 2002, MLPF&S received contingent deferred sales charges of $36,712 and $1,245 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $35 relating to transactions subject to front-end sales charge waivers in Class D
Shares, respectively.

For the year ended May 31, 2002, the Fund paid Merrill Lynch
Security Pricing Service, an affiliate of MLPF&S, $14 for security price quotations to compute the net asset value of the Fund.

In addition, MLPF&S received $32,614 in commissions on the execution of portfolio security transactions for the Fund for the year ended May 31, 2002.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended May 31, 2002, the Fund reimbursed MLIM $13,798 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, FAMD, PSI, FDS and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2002 were $323,027,859 and $256,458,827, respectively.

Net realized gains (losses) for the year ended May 31, 2002 and net unrealized gains (losses) as of May 31, 2002 were as follows:


                                         Realized      Unrealized
                                          Gains          Gains
                                         (Losses)       (Losses)

Investments:
  Long-term                          $(26,491,854)    $    (25,636)
  Short-term                                   177              130
  Options purchased                      (197,946)               --
  Financial futures contracts              181,733         (62,053)
                                     -------------    -------------
Total investments                     (26,507,890)         (87,559)
                                     -------------    -------------
Currency transactions:
  Forward foreign exchange contracts       492,914               --
  Foreign currency transactions            498,609           25,813
                                     -------------    -------------
Total currency transactions                991,523           25,813
                                     -------------    -------------
Total                                $(25,516,367)    $    (61,746)
                                     =============    =============


As of May 31, 2002, net unrealized depreciation for Federal income tax purposes aggregated $7,300,996, of which $12,807,421 related to appreciated securities and $20,108,417 related to depreciated securities. At May 31, 2002, the aggregate cost of investments for Federal income tax purposes was $234,062,596.



Merrill Lynch International Equity Fund, May 31, 2002


NOTES TO FINANCIAL STATEMENTS (concluded)


4. Beneficial Interest Transactions:
Net increase (decrease) in net assets derived from beneficial interest transactions was $66,995,761 and $(38,095,584) for the years ended May 31, 2002 and May 31, 2001, respectively.

Transactions in shares of beneficial interest for each class were as follows:


Class A Shares for the Year                              Dollar
Ended May 31, 2002                        Shares         Amount

Shares sold                              8,269,876    $  66,402,795
Shares issued to shareholders in
reinvestment of dividends and
distributions                               62,445          518,921
                                     -------------    -------------
Total issued                             8,332,321       66,921,716
Shares redeemed                        (3,759,484)     (30,173,557)
                                     -------------    -------------
Net increase                             4,572,837    $  36,748,159
                                     =============    =============



Class A Shares for the Year                              Dollar
Ended May 31, 2001                        Shares         Amount

Shares sold                              3,576,241    $  35,397,026
Shares issued to shareholders in
reinvestment of distributions               22,691          223,964
                                     -------------    -------------
Total issued                             3,598,932       35,620,990
Shares redeemed                        (3,126,012)     (31,288,975)
                                     -------------    -------------
Net increase                               472,920    $   4,332,015
                                     =============    =============



Class B Shares for the Year                              Dollar
Ended May 31, 2002                        Shares         Amount

Shares sold                              1,137,986    $   8,863,824
Shares issued to shareholders in
reinvestment of distributions               96,363          788,248
                                     -------------    -------------
Total issued                             1,234,349        9,652,072
Shares redeemed                        (3,029,548)     (23,929,002)
Automatic conversion of shares         (3,949,348)     (30,824,225)
                                     -------------    -------------
Net decrease                           (5,744,547)    $(45,101,155)
                                     =============    =============



Class B Shares for the Year                              Dollar
Ended May 31, 2001                        Shares         Amount

Shares sold                              2,321,367    $  22,992,998
Shares issued to shareholders in
reinvestment of distributions               92,211          896,296
                                     -------------    -------------
Total issued                             2,413,578       23,889,294
Shares redeemed                        (4,810,206)     (48,079,838)
Automatic conversion of shares           (431,271)      (4,438,045)
                                     -------------    -------------
Net decrease                           (2,827,899)    $(28,628,589)
                                     =============    =============



Class C Shares for the Year                              Dollar
Ended May 31, 2002                        Shares         Amount

Shares sold                                333,158    $   2,575,420
Shares issued to shareholders in
reinvestment of distributions               22,851          184,183
                                     -------------    -------------
Total issued                               356,009        2,759,603
Shares redeemed                          (868,958)      (6,745,925)
                                     -------------    -------------
Net decrease                             (512,949)    $ (3,986,322)
                                     =============    =============



Class C Shares for the Year                              Dollar
Ended May 31, 2001                        Shares         Amount

Shares sold                                472,836    $   4,703,452
Shares issued to shareholders in
reinvestment of distributions               23,028          220,608
                                     -------------    -------------
Total issued                               495,864        4,924,060
Shares redeemed                        (1,261,904)     (12,341,495)
                                     -------------    -------------
Net decrease                             (766,040)    $ (7,417,435)
                                     =============    =============



Class D Shares for the Year                              Dollar
Ended May 31, 2002                        Shares         Amount

Shares sold                              7,198,581    $  60,915,258
Automatic conversion of shares           3,873,463       30,824,225
Shares issued to shareholders in
reinvestment of dividends and
distributions                               98,338          817,189
                                     -------------    -------------
Total issued                            11,170,382       92,556,672
Shares redeemed                        (1,656,011)     (13,221,593)
                                     -------------    -------------
Net increase                             9,514,371    $  79,335,079
                                     =============    =============



Class D Shares for the Year                              Dollar
Ended May 31, 2001                        Shares         Amount

Shares sold                                553,838    $   5,566,784
Automatic conversion of shares             424,876        4,438,045
Shares issued to shareholders in
reinvestment of distributions               26,340          260,238
                                     -------------    -------------
Total issued                             1,005,054       10,265,067
Shares redeemed                        (1,617,251)     (16,646,642)
                                     -------------    -------------
Net decrease                             (612,197)    $ (6,381,575)
                                     =============    =============


5. Short-Term Borrowings:
The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of ..09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the year ended May 31, 2002.


6. Commitments:
At May 31, 2002, the Fund had entered into foreign exchange contracts, under which it had agreed to purchase and sell various foreign currencies with approximate values of $623,000 and $519,000, respectively.


7. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended May 31, 2002 and May 31, 2001 was as follows:


                                        5/31/2002       5/31/2001
Distributions paid from:
  Ordinary income                    $     450,543    $          --
  Net long-term capital gains            2,113,925        1,812,382
                                     -------------    -------------
Total taxable distributions          $   2,564,468    $   1,812,382
                                     =============    =============


As of May 31, 2002, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income--net                   $    1,041,468
Undistributed long-term capital gains--net                       --
                                                     --------------
Total undistributed earnings--net                         1,041,468
Capital loss carryforward                             (55,248,419)*
Unrealized losses--net                               (18,764,685)**
                                                     --------------
Total accumulated losses--net                        $ (72,971,636)
                                                     ==============


*On May 31, 2002, the Fund had a net capital loss carryforward of approximately $55,248,419, of which $24,504,507 expires in 2007 and $30,743,912 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.
**The difference between book-basis and tax-basis net unrealized losses is attributable primarily to distributions applicable to 2002 for tax purposes, the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and forward foreign currency contracts, cumulative mark to market adjustment on PFIC held and the deferral of post-October capital losses for tax purposes.



Merrill Lynch International Equity Fund, May 31, 2002


INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
Merrill Lynch International Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch International Equity Fund as of May 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, other auditing procedures were performed. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch International Equity Fund as of May 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
July 16, 2002


IMPORTANT TAX INFORMATION (unaudited)

The following information summarizes all per share distributions paid by Merrill Lynch International Equity Fund during the year ended May 31, 2002:

                                                         Domestic                     Foreign
                                  Federal    Foreign   Non-Qualifying    Total         Taxes      Long-Term
                                 Obligation   Source      Ordinary      Ordinary      Paid or      Capital
Record Date        Payable Date   Interest    Income       Income        Income       Withheld      Gains
Class A Shares:
7/10/2001           7/16/2001    $0.001594   $0.019540    $0.026937    $0.048071    $0.038092    $0.087870

Class B Shares:
7/10/2001           7/16/2001    $      --   $      --    $      --    $      --    $      --    $0.087870

Class C Shares:
7/10/2001           7/16/2001    $      --   $      --    $      --    $      --    $      --    $0.087870

Class D Shares:
7/10/2001           7/16/2001    $0.001185   $0.014521    $0.020018    $0.035724    $0.038092    $0.087870



In calculating the Federal obligation percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid or withheld represent taxes incurred by the Fund on dividends and/or interest received by the Fund from foreign sources. Foreign taxes paid or withheld should be included as foreign source taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.



Merrill Lynch International Equity Fund, Inc., May 31, 2002


OFFICERS AND TRUSTEES

                                                                                              Number of        Other
                                                                                            Portfolios in    Director-
                        Position(s)    Length                                                Fund Complex      ships
                            Held      of Time                                                Overseen by      Held by
Name, Address & Age      with Fund     Served   Principal Occupation(s) During Past 5 Years    Trustee        Trustee
Interested Trustee

Terry K. Glenn*           President    1999 to  Chairman, Americas Region since 2001,       127 Funds        None
800 Scudders Mill Road    and          present  and Executive Vice President since        184 Portfolios
Plainsboro, NJ 08536      Trustee               1983 of Fund Asset Management, L.P.
Age: 61                                         ("FAM") and Merrill Lynch Investment
                                                Managers, L.P. ("MLIM"); President of
                                                Merrill Lynch Mutual Funds since 1999;
                                                President of FAM Distributors, Inc.
                                                ("FAMD") since 1986 and Director
                                                thereof since 1991; Executive Vice
                                                President and Director of Princeton
                                                Services, Inc. ("Princeton Services")
                                                since 1993; President of Princeton
                                                Administrators, L.P. since 1988;
                                                Director of Financial Data Services,
                                                Inc. since 1985.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of
Princeton Services; and President of Princeton Administrators, L.P.
The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.



                                                                                              Number of        Other
                                                                                            Portfolios in    Director-
                        Position(s)    Length                                                Fund Complex      ships
                            Held      of Time                                                Overseen by      Held by
Name, Address & Age      with Fund    Served*   Principal Occupation(s) During Past 5 Years    Trustee        Trustee
Independent Trustees

Ronald W. Forbes          Trustee      1977 to  Professor Emeritus of Finance, School        46 Funds        None
1400 Washington Avenue                 present  of Business, State University of          55 Portfolios
Albany, NY 12222                                New York at Albany since 2000; and
Age: 61                                         Professor thereof from 1989 to 2000.


Cynthia A. Montgomery     Trustee      1995 to  Professor, Harvard Business School           46 Funds        Unum-
Harvard Business School                present  since 1989.                               55 Portfolios      Provident
Soldiers Field Road                                                                                          Corporation;
Boston, MA 02163                                                                                             and Newell
Age: 49                                                                                                      Rubbermaid Inc.


Charles C. Reilly         Trustee      1990 to  Self-employed financial consultant           46 Funds        None
9 Hampton Harbor Road                  present  since 1990.                               55 Portfolios
Hampton Bays, NY 11946
Age: 70


Kevin A. Ryan             Trustee      1992 to  Founder and currently Director Emeritus      46 Funds        None
127 Commonwealth Avenue                present  of The Boston University Center for the   55 Portfolios
Chestnut Hill, MA 02467                         Advancement of Ethics and Character
Age: 69                                         and Director thereof from 1989 to
                                                1999; Professor from 1982 to 1999 at
                                                Boston University.


Roscoe S. Suddarth        Trustee      2000 to  Former President, Middle East Institute      46 Funds        None
7403 MacKenzie Court                   present  from 1995 to 2001.                        55 Portfolios
Bethesda, MD 20817
Age: 66


Richard R. West           Trustee      1978 to  Professor of Finance since 1984, and         46 Funds        Bowne &
Box 604                                present  currently Dean Emeritus of New York       55 Portfolios      Co., Inc.;
Genoa, NV 89411                                 University, Leonard N. Stern School                          Vornado
Age: 64                                         of Business Administration.                                  Realty
                                                                                                             Trust; and
                                                                                                             Alexander's
                                                                                                             Inc.


Edward D. Zinbarg         Trustee      1994 to  Self-employed financial consultant           46 Funds        None
5 Hardwell Road                        present  since 1994.                               55 Portfolios
Short Hills, NJ 07078
Age: 67


*The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



                        Position(s)    Length
                            Held      of Time
Name, Address & Age      with Fund    Served*    Principal Occupation(s) During Past 5 Years
Fund Officers


Donald C. Burke           Vice         1993 to   First Vice President of FAM and MLIM since 1997 and Treasurer thereof
P.O. Box 9011             President    present   since 1999; Senior Vice President and Treasurer of Princeton Services
Princeton, NJ 08543-9011  and          and       since 1999; Vice President of FAMD since 1999; Vice President of FAM and
Age: 41                   Treasurer    1999 to   MLIM from 1990 to 1997; Director of Taxation of MLIM since 1990.
                                       present


Jeremy Beckwith           Senior Vice  2000 to   Team Leader, EAFE Equities, MLIM since 2001; Director, Global Equities
P.O. Box 9011             President    present   of Merrill Lynch Asset Management U.K. Limited from 1998 to 2001;
Princeton, NJ 08543-9011  and Senior             Managing Director of the Portfolio Management Group of Merrill Global
Age: 40                   Portfolio              Asset Management Ltd. from 1990 to 1998.
                          Manager


Robert C. Doll, Jr.       Senior Vice  1999 to   President of FAM and MLIM since 2001; Co-head (America's Region) of
P.O. Box 9011             President    present   FAM and MLIM from 2000 to 2001; Director Princeton Services since 1999;
Princeton, NJ 08543-9011                         Chief Investment Officer of Oppenheimer Funds, Inc. in 1999 and Executive
Age: 47                                          Vice President thereof from 1991 to 1999.


Susan B. Baker            Secretary    2002 to   Director (Legal Advisory) of the Manager since 1999; Vice President of
P.O. Box 9011                          present   the Manager from 1993 to 1999; attorney associated with the Manager
Princeton, NJ 08543-9011                         since 1987.
Age: 44


*Officers of the Fund serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863